Geographic and Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
GEOGRAPHIC AND SEGMENT INFORMATION
Geographic and Segment Information

15. GEOGRAPHIC AND SEGMENT INFORMATION

        The Company currently operates in three reportable segments, which are uranium, lithium and graphite mining activities, including exploration, standby operations and restoration and reclamation activities. As a part of these activities, the Company also explores, evaluates and, if warranted, permits uranium, lithium and graphite properties. The Company's long-term assets were $24.4 million and $25.8 million as of March 31, 2019 and December 31, 2018, respectively. 100% of the long-term assets are located in the United States. The Company reported no revenues during the three months ended March 31, 2019 and March 31, 2018.

        The reportable segments are those operations whose operating results are reviewed by the Chief Executive Officer to make decisions about resources to be allocated to the segment and assess its performance provided those operations pass certain quantitative thresholds. Operations whose revenues, earnings or losses or assets exceed or are expected to exceed 10% of the total consolidated revenue, earnings or losses or assets are reportable segments. Information about current assets and liabilities of the segments has not been provided because the information is not used to assess performance.

        The table below provides a breakdown of the long-term assets by reportable segments as of March 31, 2019 and December 31, 2018:

	March 31, 2019
(thousands of dollars)	Corporate	Uranium	Lithium	Graphite	Total
Net property, plant and equipment	$150	$11,407	$—	$8,972	$20,529
Restricted cash	—	3,740	—	10	3,750
Operating lease right of use assets, non-current	543	26	—	—	569

Total long-term assets	$693	$15,173	$—	$8,982	$24,848

	December 31, 2018
(thousands of dollars)	Corporate	Uranium	Lithium	Graphite	Total
Net property, plant and equipment	$162	$11,418	$—	$8,973	$20,553
Restricted cash	—	3,722	—	10	3,732
Notes receivable, non-current	—	1,493	—	—	1,493

Total long-term assets	$162	$16,633	$—	$8,983	$25,778

        The table below provides a breakdown of the reportable segments for the three months ended March 31, 2019 and March 31, 2018. Non-mining activities and other administrative operations are reported in the Corporate column.

	Three Months Ended March 31, 2019
(thousands of dollars)	Corporate	Uranium	Lithium	Graphite	Total
Statement of Operations
Mineral property expenses	$—	$553	$1	$80	$634
General and administrative expenses	1,279	392	—	147	1,818
Sales and marketing expenses	—	—	—	18	18
Accretion of asset retirement costs	—	126	—	—	126
Depreciation and amortization	1	22	—	—	23

Loss from operations	1,280	1,093	1	245	2,619

Other (expense) income	(555)	—	—	—	(555)

Loss before taxes	$(1,835)	$(1,093)	$(1)	$(245)	$(3,174)

	Three Months Ended March 31, 2018
(thousands of dollars)	Corporate	Uranium	Lithium	Graphite	Total
Statement of Operations
Mineral property expenses	$—	$774	$8	$—	$782
General and administrative	1,353	452	—	—	1,805
Acquisition related expenses	755	—	—	—	755
Accretion of asset retirement costs	—	134	—	—	134
Depreciation and amortization	1	33	—	—	34

Loss from operations	2,109	1,393	8	—	3,510

Other income	81	10	—	—	91

Loss before taxes	$(2,028)	$(1,383)	$(8)	$—	$(3,419)

12. GEOGRAPHIC AND SEGMENT INFORMATION

The Company currently operates in three reportable segments, which are uranium, lithium and graphite mining activities, including exploration, standby operations and restoration and reclamation activities. As a part of these activities, the Company also explores, evaluates and, if warranted, permits uranium, lithium and graphite properties. The Company’s long-term assets were $25.8 million and $42.4 million as of December 31, 2018 and December 31, 2017, respectively. The long-term assets located in the United States totaled $25.8 million or 100% and $24.4 million or 58% of total long-term assets as of December 31, 2018 and December 31, 2017, respectively. The Company reported no revenues for the years ending December, 31, 2018 and December 31, 2017.

The reportable segments are those operations whose operating results are reviewed by the Chief Executive Officer to make decisions about resources to be allocated to the segment and assess its performance provided those operations pass certain quantitative thresholds. Operations whose revenues, earnings or losses or assets exceed or are expected to exceed 10% of the total consolidated revenue, earnings or losses or assets are reportable segments. Information about current assets and liabilities of the segments has not been provided because the information is not used to assess performance.

The table below provides a breakdown of the long-term assets by reportable segments as of December 31, 2018 and December 31, 2017:

	December 31, 2018
(thousands of dollars)	Corporate	Uranium	Lithium	Graphite	Total

Net property, plant and equipment	$162	$11,418	$-	$8,973	$20,553
Restricted cash	-	3,722	-	10	3,732
Notes receivable, non-current	-	1,493	-	-	1,493
Total long-term assets	$162	$16,633	$-	$8,983	$25,778

	December 31, 2017
(thousands of dollars)	Corporate	Uranium	Lithium	Graphite	Total

Net property, plant and equipment	$211	$35,198	$-	$-	$35,409
Restricted cash	-	3,668	-	-	3,668
Notes receivable, non-current	834	2,494	-	-	3,328
Total long-term assets	$1,045	$41,360	$-	$-	$42,405

The table below provides a breakdown of the reportable segments for the years ended December 31, 2018 and December 31, 2017. Non-mining activities and other administrative operations are reported in the Corporate column.

	Year Ended December 31, 2018
(thousands of dollars)	Corporate	Uranium	Lithium	Graphite	Total
Statement of Operations
Mineral property expenses	$-	$2,917	$481	$140	$3,538
General and administrative	4,986	1,846	-	525	7,357
Acquisition related expenses	333	-	-	-	333
Accretion of asset retirement costs	-	993	-	-	993
Depreciation and amortization	5	110	-	1	116
Impairment of Uranium properties	-	23,712	-	-	23,712
	5,324	29,578	481	666	36,049
Loss from operations	(5,324)	(29,578)	(481)	(666)	(36,049)
Other income	196	168	-	1	365
Loss before taxes	$(5,128)	$(29,410)	$(481)	$(665)	$(35,684)

	Year Ended December 31, 2017
(thousands of dollars)	Corporate	Uranium	Lithium	Graphite	Total
Statement of Operations
Mineral property expenses	$-	$3,383	$1,201	$-	$4,584
General and administrative	4,791	1,823	-	-	6,614
Acquisition related expenses	1,003	-	-	-	1,003
Accretion of asset retirement costs	-	1,039	-	-	1,039
Depreciation and amortization	5	137	-	-	142
Impairment of Uranium properties	-	11,436	-	-	11,436
	5,799	17,818	1,201	-	24,818
Loss from operations	(5,799)	(17,818)	(1,201)	-	(24,818)
Other income	573	4,957	-	-	5,530
Loss before taxes	$(5,226)	$(12,861)	$(1,201)	$-	$(19,288)